TURNER FUNDS

                             TURNER CORE GROWTH FUND
                          TURNER STRATEGIC GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND

                          Supplement dated May 20, 2005
                    to the Prospectus dated January 31, 2005
                   as amended and supplemented April 21, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is amended and supplemented to reflect changes to the portfolio management teams of the Turner Core Growth Fund, Turner Strategic Growth Fund and Turner Large Cap Growth Fund (the "Funds"). Effective April 29, 2005, Chris Perry left Turner Investment Partners, Inc., the investment adviser to the Funds and no longer serves as part of the portfolio management team for these Funds. All references to this individual in the Prospectus are deleted. Mr. Perry's responsibilities will be assumed by the other members of each Fund's investment advisory team.

A further change has occurred to the investment advisory team of the Turner Core Growth Fund. Effective immediately, the portfolio management team managing the Turner Core Growth Fund will consist of Robert Turner as lead manager with David Kovacs and Mark Turner as co-managers.

In accordance with these changes, the first three sentences of the first paragraph under the heading "Portfolio Managers" on page 27 of the Prospectus are deleted and replaced with the following:

                  The Large Cap Growth Fund is managed by a team led by Robert Turner with co-managers Mark Turner and Robb Parlanti. The Core Growth Fund is managed by a team led by Robert Turner with co-managers David Kovacs and Mark Turner. The Strategic Growth Fund is managed by a team led by Robert Turner with co-managers Mark Turner and Robb Parlanti.

The second sentence in the biography of Robert Turner is hereby deleted and replaced with the following:

                  Mr. Turner is the lead manager of the Core Growth, Large Cap Growth, Strategic Growth and Concentrated Growth Funds, and co-manager of the Midcap Growth and Technology Funds.

The second sentence in the biography of David Kovacs is hereby deleted and replaced with the following:

                  Mr. Kovacs is a co-manager of the Core Growth Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.







(TUR-FS2-030-19)